Total
ICON Information Technology Fund
ICON Information Technology Fund
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 50 of the Fund’s prospectus, and in “Sales Charge” on page 34 in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - ICON Information Technology Fund	Class A		Class S
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of purchase price)	5.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	[1]	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ICON Information Technology Fund		Class A	Class S
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		1.05%	0.49%
Total Annual Fund Operating Expenses		2.30%	1.49%
Expense Reimbursement	[1],[2]	(0.55%)	none
Net Annual Fund Operating Expenses After Expense Reimbursement	[1],[2]	1.75%	1.49%
[1]	During the year ended September 30, 2019, ICON Advisers reimbursed 8,958 and 2,065, and recouped 0 and 2,065 of Class A and Class S expenses respectively. At September 30, 2019, ICON Advisers was reimbursing expenses for Class A.
[2]	ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days written notice to the Fund’s Board of Trustees. ICON Advisers is entitled to recoup from the Fund any fees reimbursed pursuant to this arrangement if such recoupment does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the expenses were reimbursed or absorbed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - ICON Information Technology Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	743	1,202	1,687	3,016
Class S	152	471	813	1,777

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its whole portfolio.

Principal Investment Strategies.

The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Information Technology sector (as determined by the Global Industry Classification Standard) including, but not limited to: Application Software, Communications Equipment, Data Processing & Outsourced Services, Electronic Components, Electronic Equipment & Instruments, Electronic Manufacturing Services, Internet Services & Infrastructure, IT Consulting & Other Services, Semiconductor Equipment, Semiconductors, Systems Software, Technology Distributors and Technology Hardware, Storage & Peripherals. Effective September 30, 2018, Home Entertainment Software, Internet Software & Services, and Internet Services & Infrastructure are no longer part of the Information Technology sector. This strategy may not be changed unless the Fund shareholders are given at least 60 days prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry, Sector, and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Information Technology sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries, including the Communications Equipment, Electronic Equipment, Instruments & Components, IT Services, Semiconductors & Semiconductor Equipment, Software, Technology Hardware, Storage & Peripherals industries. The Fund is subject to the risk that securities within the sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, and may also demonstrate increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Portfolio Turnover Risk.  Active trading generates transaction costs which, in turn, can affect performance. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, affect the Fund’s performance.

Non-Diversified Portfolio Risk.  The Fund is “non-diversified” which means it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return as of 12/31- Class S (Best Quarter: Q1 2012 20.33% Worst Quarter: Q4 2018 -18.00%)

Average Annual Total Returns for the Periods ended 12/31/19
Average Annual Total Returns - ICON Information Technology Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class S	43.67%	15.94%	13.92%	10.01%	Feb. 19, 1997
Class S | Return After Taxes on Distributions	42.23%	12.21%	12.07%	8.16%	Feb. 19, 1997
Class S | Return After Taxes on Distributions and Sale of Fund Shares	26.85%	11.58%	11.08%	7.89%	Feb. 19, 1997
Class S | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	30.90%	11.46%	13.52%	8.49%	Feb. 19, 1997
Class S | S&P 1500 Information Technology Index (reflects no deduction for fees, expenses, or taxes)	49.75%	19.85%	17.31%	10.18%	Feb. 19, 1997
Class S | NASDAQ Composite Index (reflects no deduction for fees, expenses, or taxes)	36.77%	14.11%	14.98%	8.68%	Feb. 19, 1997
Class A	35.05%	14.21%		14.40%	Sep. 30, 2010
Class A | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	30.90%	11.46%		14.13%	Sep. 30, 2010
Class A | S&P 1500 Information Technology Index (reflects no deduction for fees, expenses, or taxes)	49.75%	19.85%		18.71%	Sep. 30, 2010
Class A | NASDAQ Composite Index (reflects no deduction for fees, expenses, or taxes)	36.77%	14.11%		15.75%	Sep. 30, 2010

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.